Expense Example - Papp Small & Mid-Cap Growth Fund - Papp Small & Mid-Cap Growth Fund	Mar. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	$ 1,982